Employees - Summary of Movements in (Deficit)/Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,970	€ 2,401
Gross service cost	(162)	(178)
Employee contributions	33	37
Special termination benefits	(5)	(5)	€ (14)
Past service costs including losses/(gains) on curtailments	17	32
Settlements	11	5
Actual return on plan assets (excluding amounts in net finance income/charge)	(174)	(601)
Change in asset ceiling excluding amounts included in interest expenses	(21)	(38)
Interest cost	(758)	(783)
Interest income	872	854
Actuarial gain/(loss) arising from changes in demographic assumptions	(12)	26
Actuarial gain/(loss) arising from changes in financial assumptions	618	903
Actuarial gain/(loss) arising from experience adjustments	(125)	28
Employer contributions	208	197
Benefit payments	0	0
Other	10	20
Currency retranslation	36	72
Net defined benefit liability (asset)	3,518	2,970	2,401
Netherlands | Company contributions to funded plans
Disclosure of defined benefit plans [line items]
Refund from plan	118	115
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,350	1,429
Gross service cost	(47)	(51)
Employee contributions	0	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	6	27
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(113)	(894)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(354)	(337)
Interest income	428	407
Actuarial gain/(loss) arising from changes in demographic assumptions	0	3
Actuarial gain/(loss) arising from changes in financial assumptions	121	675
Actuarial gain/(loss) arising from experience adjustments	(167)	(14)
Employer contributions	49	47
Benefit payments	0	0
Other	1	0
Currency retranslation	(68)	58
Net defined benefit liability (asset)	1,206	1,350	1,429
Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,942	1,483
Gross service cost	(3)	(4)
Employee contributions	0	0
Special termination benefits	0	0
Past service costs including losses/(gains) on curtailments	1	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(156)	194
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest cost	(121)	(126)
Interest income	187	174
Actuarial gain/(loss) arising from changes in demographic assumptions	(8)	13
Actuarial gain/(loss) arising from changes in financial assumptions	363	160
Actuarial gain/(loss) arising from experience adjustments	(17)	154
Employer contributions	(108)	(106)
Benefit payments	0	0
Other	1	0
Currency retranslation	0	0
Net defined benefit liability (asset)	2,081	1,942	1,483
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(322)	(511)
Gross service cost	(112)	(123)
Employee contributions	33	37
Special termination benefits	(5)	(5)
Past service costs including losses/(gains) on curtailments	10	5
Settlements	11	5
Actual return on plan assets (excluding amounts in net finance income/charge)	95	99
Change in asset ceiling excluding amounts included in interest expenses	(21)	(38)
Interest cost	(283)	(320)
Interest income	257	273
Actuarial gain/(loss) arising from changes in demographic assumptions	(4)	10
Actuarial gain/(loss) arising from changes in financial assumptions	134	68
Actuarial gain/(loss) arising from experience adjustments	59	(112)
Employer contributions	267	256
Benefit payments	0	0
Other	8	20
Currency retranslation	104	14
Net defined benefit liability (asset)	€ 231	€ (322)	€ (511)